Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 100,431	€ 187,524
Prepayments and other receivables	3,104	3,404
Other taxes	570	555
Total current assets	104,105	191,483
Property, plant and equipment	17,007	17,467
Investments in associates		8
Investments in financial assets	621	621
Total assets	121,733	209,579
Equity
Equity attributable to owners of the Company	64,921	113,833
Non-controlling interests	(381)	(604)
Total equity	64,540	113,229
Current liabilities
Borrowings	1,888	4,771
Lease liabilities	1,370	1,534
Derivative financial instruments	144	3,995
Trade payables	425	191
Current income tax liability	0	0
Social securities and other taxes	824	1,230
Deferred income	8,624	5,115
Other current liabilities	13,697	10,760
Total current liabilities	26,972	27,596
Borrowings	4,770	39,319
Lease liabilities	14,190	14,748
Deferred income	11,261	14,687
Total liabilities	57,193	96,350
Total equity and liabilities	€ 121,733	€ 209,579